Collateralized transactions - Assets Subject to Lien (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	¥ 1,888,495	¥ 1,820,663
Loans and receivables [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	3,381	4,268
Trading assets [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	1,677,132	1,580,765
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	12,624	12,635
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	195,336	222,970
Other [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	¥ 22	¥ 25